T. ROWE PRICE Retirement I 2040 Fund - I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 6 .9%
T. Rowe Price Funds:
New Income Fund  244,586 14,550 26,797 27,141,959 227,993
U.S. Treasury Long-Term Index
Fund  116,233 13,285 3,664 13,645,922 120,767
International Bond Fund (USD
Hedged)  90,450 4,265 11,268 9,162,526 81,821
Dynamic Global Bond Fund  72,652 1,934 12,421 6,336,365 62,413
High Yield Fund  46,310 2,606 7,134 7,093,161 40,360
Emerging Markets Bond Fund  15,497 5,287 580 2,235,182 18,887
Limited Duration Inflation
Focused Bond Fund  87,643 3,916 93,748 49,631 255
Total Bond Mutual Funds (Cost $ 637,308 ) 552,496
EQUITY MUTUAL FUNDS 89 .9%
T. Rowe Price Funds:
Value Fund  1,507,777 17,580 186,957 30,529,559 1,273,693
Growth Stock Fund (2) 1,091,980 139,398 34,391 16,242,993 1,174,206
Equity Index 500 Fund  795,310 54,761 73,480 7,114,183 741,582
Overseas Stock Fund  594,542 66,834 15,262 54,255,380 576,735
International Value Equity Fund  640,580 3,453 57,989 39,400,511 515,359
International Stock Fund  531,422 24,375 18,354 30,718,693 501,022
Real Assets Fund  317,717 72,999 9,153 25,548,584 344,139
Mid-Cap Growth Fund (2) 283,109 19,703 6,951 3,128,265 287,863
Mid-Cap Value Fund  303,979 870 9,726 8,698,552 273,135
U.S. Equity Research Fund  220,387 61,276 7,647 7,022,521 265,100
U.S. Large-Cap Core Fund  158,638 117,116 5,548 8,621,254 263,810
Emerging Markets Discovery
Stock Fund  228,015 21,862 6,873 18,190,653 228,475
Emerging Markets Stock Fund  216,633 9,168 7,957 5,730,785 204,933
Small-Cap Stock Fund  187,281 15,659 4,697 3,520,462 197,287
Small-Cap Value Fund  196,567 994 12,165 3,439,940 182,936
New Horizons Fund (2) 115,752 6,142 4,017 2,389,755 128,425
Total Equity Mutual Funds (Cost $ 7,150,298 ) 7,158,700
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,131 163,167 163,824 4,753 475
Total Other Mutual Funds (Cost $ 472 ) 475
T. ROWE PRICE Retirement I 2040 Fund - I Class

T. ROWE PRICE Retirement I 2040 Fund - I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .2%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 174,232 328,042 246,466 255,808,214 255,808
Total Short-Term Investments (Cost $ 255,808 ) 255,808
Total Investments in Securities 100.0%
(Cost $8,043,886) $ 7,967,479
Other Assets Less Liabilities (0.0)% (2,195)
Net Assets 100.0% $ 7,965,284
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2040 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 112 MSCI EAFE Index contracts 9/22 10,232 $ (331)
Short, 68 Russell 2000 E-Mini Index contracts 9/22 (6,272) (273)
Long, 41 S&P 500 E-Mini Index contracts 9/22 8,111 112
Short, 110 U.S. Treasury Notes five year contracts 12/22 (12,190) 42
Net payments (receipts) of variation margin to date 349
Variation margin receivable (payable) on open futures contracts $ (101)

T. ROWE PRICE Retirement I 2040 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 45 $ 248 $ 580
Emerging Markets Bond Fund  (2) (1,317) 301
Emerging Markets Discovery Stock Fund  136 (14,529) —
Emerging Markets Stock Fund  (878) (12,911) —
Equity Index 500 Fund  763 (35,009) 3,190
Growth Stock Fund  3,485 (22,781) —
High Yield Fund  (965) (1,422) 699
International Bond Fund (USD Hedged)  (1,021) (1,626) 550
International Stock Fund  (933) (36,421) —
International Value Equity Fund  (5,718) (70,685) —
Limited Duration Inflation Focused Bond Fund  (3,207) 2,444 —
Mid-Cap Growth Fund  925 (7,998) —
Mid-Cap Value Fund  872 (21,988) —
New Horizons Fund  (131) 10,548 —
New Income Fund  (2,228) (4,346) 1,590
Overseas Stock Fund  1,781 (69,379) —
Real Assets Fund  1,678 (37,424) —
Small-Cap Stock Fund  931 (956) —
Small-Cap Value Fund  (1,006) (2,460) —
Transition Fund  603 1 90
U.S. Equity Research Fund  107 (8,916) —
U.S. Large-Cap Core Fund  1,184 (6,396) —
U.S. Treasury Long-Term Index Fund  (87) (5,087) 848
Value Fund  (8,997) (64,707) —
U.S. Treasury Money Fund, 2.40% — — 968
Totals $ (12,663) # $ (413,117) $ 8,816 +
# Capital gain distributions from underlying Price funds represented $727 of the net realized gain
(loss).
+ Investment income comprised $8,816 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2040 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2040 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2040 Fund - I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2040 Fund - I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R417-054Q1 08/22